Debt (Institutional secured term & secured portfolio loans) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) aircraft
Debt Instrument [Line Items]
Commitment	$ 37,554,097
Undrawn lines of credit	8,061,016
Secured
Debt Instrument [Line Items]
Commitment	14,079,999
Undrawn lines of credit	$ 3,145,016
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	280
Commitment	$ 9,097,528
Undrawn lines of credit	1,564,500
Credit facility amount outstanding	$ 7,533,028
Weighted average interest rate	4.28%
Secured | Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	94
Commitment	$ 1,500,000
Undrawn lines of credit	0
Credit facility amount outstanding	$ 1,500,000
Weighted average interest rate	4.55%
Secured | Vancouver
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	56
Commitment	$ 750,000
Undrawn lines of credit	0
Credit facility amount outstanding	$ 750,000
Weighted average interest rate	4.55%
Secured | Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	7
Commitment	$ 772,981
Undrawn lines of credit	173,500
Credit facility amount outstanding	$ 599,481
Weighted average interest rate	4.37%
Secured | Temescal
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	49
Commitment	$ 666,969
Undrawn lines of credit	0
Credit facility amount outstanding	$ 666,969
Weighted average interest rate	4.76%
Secured | Celtago
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Commitment	$ 659,203
Undrawn lines of credit	0
Credit facility amount outstanding	$ 659,203
Weighted average interest rate	3.37%
Secured | Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Commitment	$ 580,736
Undrawn lines of credit	0
Credit facility amount outstanding	$ 580,736
Weighted average interest rate	3.90%
Secured | BlowFishFunding
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	9
Commitment	$ 533,108
Undrawn lines of credit	0
Credit facility amount outstanding	$ 533,108
Weighted average interest rate	4.34%
Secured | Iridium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	8
Commitment	$ 519,111
Undrawn lines of credit	0
Credit facility amount outstanding	$ 519,111
Weighted average interest rate	4.11%
Secured | Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	31
Commitment	$ 3,115,420
Undrawn lines of credit	1,391,000
Credit facility amount outstanding	$ 1,724,420
Weighted average interest rate	4.20%